ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2013
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE	7) ACCOUNTS PAYABLE
($ thousands)	December 31, 2013	December 31, 2012

Accrued payables	$262,117	$184,498
Accounts payable – trade	115,040	94,052

Total accounts payable	$377,157	$278,550